Merger - Summary of Purchase Price Paid in Merger (Detail) $ / shares in Units, $ in Thousands	May 26, 2020 USD ($) $ / shares shares
Asset Acquisition [Abstract]
Number of shares of the combined organization owned by the Company's pre-Merger stockholders | shares	3,394,299
Multiplied by the fair value per share of Conatus common stock | $ / shares	$ 5.56	[1]
Fair value of consideration issued to effect the Merger	$ 18,872
Transaction costs	1,817
Purchase price	$ 20,689

[1]	Based on the last reported sale price of the Company's common stock on the Nasdaq Capital Market on May 26, 2020, the closing date of the Merger, and gives effect to the Reverse Stock Split.